Personnel expenses - Corporate performance shares plan 2014 (Details) - MXN ($) $ in Millions		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share-based payment arrangement
Share-based payment expense recognized in consolidated income statement		$ 161	$ 283	$ 131
Corporate Performance Shares Plan 2014
Share-based payment arrangement
Variable remuneration/Deferral period	3 years
Total number of vested shares paid annually (as a percent)					33.00%	33.00%	33.00%
Fair value of share-based compensation plan			36
Share-based payment expense recognized in consolidated income statement			$ 16